Equity Compensation (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options - Outstanding - Beginning balance	103,843	81,523	78,186
Options - Granted	14,000	27,971	10,729
Options - Exercised	0	0	0
Options - Forfeited or lapsed	(19,198)	(5,651)	(7,392)
Options - Outstanding - Ending balance	98,646	103,843	81,523	78,186
Options - Exercisable	80,983	68,635	59,320
Weighted Average Exercise - Outstanding - Beginning balance	$ 61.00	$ 85.00	$ 92.50
Weighted Average Exercise - Granted	$ 7.50	$ 7.00	$ 56.50
Weighted Average Exercise - Exercised	$ 0	$ 0
Weighted Average Exercise - Forfeited or lapsed	$ 51.00	$ 143.50	$ 122.50
Weighted Average Exercise - Outstanding - Ending balance	$ 55.00	$ 61.00	$ 85.00	$ 92.50
Weighted Average Exercise - Exercisable	$ 64.00	$ 83.00	$ 95.00
Weighted Average, Fair Value - Outstanding - Beginning balance	$ 21.00	$ 28.00	$ 32.00
Weighted Average, Fair Value - Granted	$ 3.00	$ 12.50	$ 7.50
Weighted Average, Fair Value - Exercised	$ 0	$ 0
Weighted Average, Fair Value - Forfeited or lapsed	$ 17.50	$ 38.50	$ 41.00
Weighted Average, Fair Value - Outstanding - Ending balance	$ 19.00	$ 21.00	$ 28.00	$ 32.00
Weighted Average, Fair Value - Exercisable	$ 22.50	$ 29.00	$ 0.65
Weighted Average, Remaining Life (years) - Outstanding	3 years 8 months 12 days	3 years 8 months 12 days	3 years 9 months 18 days	4 years 2 months 12 days
Weighted Average, Remaining Life (years) - Granted	5 years 1 month 6 days	5 years 6 months
Weighted Average, Remaining Life (years) - Exercisable	0 years	2 years 7 months 6 days	3 years
Aggregate Intrinsic Value - Outstanding	$ 0	$ 0	$ 0
Aggregate Intrinsic Value - Outstanding	102,843	0	0	0
Aggregate Intrinsic Value - Exercisable	$ 18,858	$ 0	$ 0